Prepayments and Other Receivables, Net	6 Months Ended
Sep. 30, 2025
Prepayments and Other Receivables, Net [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES, NET
7.	PREPAYMENTS AND OTHER RECEIVABLES, NET

Other receivables and prepayments, net consisted of the following:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Prepaid insurance	15,188	27,438
Prepaid Nasdaq fee	—	630,000
Prepaid Rent	31,061	—
Performance fee receivables	—	3,936,122
Rental deposit	167,742	57,229
Others	55,617	20,395
Total	269,608	4,671,184
Less: non-current rental deposit	(111,059)	(57,229)
	158,548	4,613,955

Movements of allowance for credit losses as followings:

	September 30, 2025	March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
At of beginning of period/year	—	2,076
Written-off	—	(2,076)
As of the end of period/year	—	—